Comprehensive Income (Loss) (Components Of Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	Sep. 28, 2013	Sep. 29, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized net hedging gain (loss)	$ (4)	$ 10
Unrealized net gain (loss) on investments	(2)	1
Currency translation adjustment	(69)	(32)
Postretirement benefits reserve adjustments	(33)	(42)
Total accumulated other comprehensive loss	$ (108)	$ (63)